Intangible assets, net (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 258,000	$ 340,000	$ 287,000	$ 265,000
Weighted average remaining useful life	2 years 3 months	2 years 3 months